As filed with the Securities and Exchange Commission on November 23, 1999.

                                                    Registration Nos. 333-14449
                                                                      811-07599

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 5

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 8

                          DOMINI INSTITUTIONAL TRUST
              (Exact Name of Registrant as Specified in Charter)

                    11 West 25th Street, New York, NY 10010
                   (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 212-352-9200

                                 Amy L. Domini
                         Domini Social Investments LLC
                              11 West 25th Street
                              New York, NY 10010
                    (Name and Address of Agent for Service)

                                   Copy To:
                             Roger P. Joseph, Esq.
                               Bingham Dana LLP
                              150 Federal Street
                          Boston, Massachusetts 02110


It is proposed that this filing will become effective on December 1, 1999 pursuant to paragraph (b) of Rule 485.*

Domini Social Index Portfolio has also executed this registration statement.


--------------------------
* This filing designates a new effective date of December 1, 1999 for Domini Institutional Trust's Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, as filed with the Commission on September 29, 1999.

The Prospectus of Domini Institutional Social Equity Fund, as filed by the Registrant pursuant to Rule 485(a) under the Securities Act of 1933, as amended (File No. 333-14449), with the Securities and Exchange Commission on September 29, 1999, is incorporated in this Post-Effective Amendment No. 5 by reference.

The Statement of Additional Information of Domini Institutional Social Equity Fund, as filed by the Registrant pursuant to Rule 485(a) under the Securities Act of 1933, as amended (File No. 333-14449), with the Securities and Exchange Commission on September 29, 1999, is incorporated in this Post-Effective Amendment No. 5 by reference.

                                    PART C

Item 23.  Exhibits

*     a(1)Declaration of Trust of the Registrant.
***   a(2)Certificate and Amendment No. 1 to Declaration of Trust of the Registrant.
**    b   By-Laws of the Registrant, as amended June 13, 1997.
****  e   Distribution Agreement between the Registrant and DSIL Investment Services
          LLC, as distributor.
*     g   Custody Agreement between the Registrant and Investors Bank & Trust
          Company, as custodian.
****  h   Sponsorship Agreement between the Registrant and DSIL, as sponsor.
****  i   Opinion and consent of counsel.
****  q   Powers of Attorney.
and filed
herewith
------------------------

*     Incorporated herein by reference from the Registrant's registration statement on Form
      N-1A (the "Registration Statement") (File no. 811-07599) as filed with the U.S.
      Securities and Exchange Commission (the "SEC") on April 18, 1996.
**    Incorporated herein by reference from the Registration Statement on Form N-1A as filed with the SEC on September 29, 1997.
***   Incorporated herein by reference from the Registration Statement on Form N-1A as filed with the SEC on November 26, 1997.
****  Incorporated herein by reference from the Registration Statement on Form N-1A as filed with the SEC on September 29, 1999.

Item 24.  Persons Controlled by or under Common Control with Registrant

          Not applicable.

Item 25.  Indemnification

          Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated herein by reference; and (b) Section 4 of the Distribution Agreement by and between the Registrant and DSIL Investment Services LLC, incorporated herein by reference.

          The Trustees and officers of the Registrant and the personnel of the Registrant's administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.


Item 26.  Business and Other Connections of Investment Adviser

          Domini Social Investments LLC ("DSIL") is a Massachusetts limited liability company with offices at 11 West 25th Street, 7th Floor, New York, New York 10010, and is registered as an investment adviser under the Investment Advisers Act of 1940. The owners of DSIL are James Earl Brooks, Amy Lee Domini, Peter D. Kinder, Steven D. Lydenberg, Sigward Moser and David P. Wieder.

                            Principal                   Employment during the
        Name            Business Address                Past Two Fiscal Years

James E. Brooks       Four Arlington Street  President, Equity Resources Group, Inc. (real estate
                      Cambridge, MA 02140    investment)

Amy L. Domini         230 Congress Street    CEO, Secretary and Treasurer, Kinder, Lydenberg,
                      Cambridge, MA 02110    Domini & Co., Inc. ("KLD") (investment adviser);
                                             Trustee, Loring, Wolcott & Coolidge (fiduciary)

Peter D. Kinder       11 West 25th Street    President, KLD
                      New York, NY 10010

Steven D. Lydenberg   11 West 25th Street    Director of Research, KLD
                      New York, NY 10010

Sigward Moser         11 West 25th Street    President and Director, Communication House
                      New York, NY 10010     International, Inc. (advertising agency)

David P. Wieder       11 West 25th Street    President, Director, Equity Owner and Chairman,
                      New York, NY 10010     Fundamental Shareholder Services, Inc.; Secretary,
                                             Fundamental Portfolio Advisors (investment
                                             adviser); Registered Representative, Fundamental
                                             Service Corp. (broker-dealer)


Item 27.  Principal Underwriters

          (a) DSIL Investment Services LLC is the distributor for the Registrant. DSIL Investment Services LLC serves as the distributor or placement agent for the following other registered investment companies: Domini Social Equity Fund and Domini Social Index Portfolio.
          (b) The information required by this Item 27 with respect to each director or officer of DSIL Investment Services LLC is incorporated herein by reference from Schedule A of Form BD (File No. 008-44763) as filed by DSIL Investment Services LLC pursuant to the Securities Exchange Act of 1934.
          (c)  Not applicable.

Item 28.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the offices of the Registrant and at the following locations:

Name:                                       Address:

Domini Social Investments LLC             11 W. 25th Street (administrator)
                                          New York, NY 10010

DSIL Investment Services LLC              11 W. 25th Street (distributor)
                                          New York, NY 10010

Investors Bank & Trust Company            200 Clarendon Street (custodian)
                                          Boston, MA 02116

First Data                                4400 Computer Drive (transfer agent)
                                          Westborough, MA 01581

Item 29.  Management Services

       Not applicable.

Item 30.  Undertakings

       Not applicable.

                                  SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 22nd day of November, 1999.

                                    DOMINI INSTITUTIONAL TRUST
                                    By:
                                    Amy L. Domini
                                    -----------------------------------
                                    Amy L. Domini
                                    President

       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on November 22, 1999.

       Signature                                      Title
Amy L. Domini                       President (Principal Executive Officer) and
--------------------------          Trustee of Domini Institutional Trust
Amy L. Domini

Carole M. Laible                    Treasurer (Principal Accounting and
--------------------------          Financial Officer) of Domini
Carole M. Laible                    Institutional Trust

Julia Elizabeth Harris*             Trustee of Domini Institutional Trust
--------------------------
Julia Elizabeth Harris

Kirsten S. Moy*                     Trustee of Domini Institutional Trust
--------------------------
Kirsten S. Moy

William C. Osborn*                  Trustee of Domini Institutional Trust
--------------------------
William C. Osborn

Karen Paul*                         Trustee of Domini Institutional Trust
--------------------------
Karen Paul

Gregory A. Ratliff*                 Trustee of Domini Institutional Trust
--------------------------
Gregory A. Ratliff

Timothy H. Smith*                   Trustee of Domini Institutional Trust
--------------------------
Timothy H. Smith

Frederick C. Williamson, Sr.*       Trustee of Domini Institutional Trust
--------------------------
Frederick C. Williamson, Sr.

*By: Amy L. Domini
--------------------------
Amy L. Domini
Executed by Amy L. Domini on
behalf of those indicated
pursuant to Powers of Attorney.

                                  SIGNATURES

       Domini Social Index Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 333-14449) of Domini Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 22nd day of November, 1999.

                                    DOMINI SOCIAL INDEX PORTFOLIO

                                    By:
                                    Amy L. Domini
                                    -----------------------------------
                                    Amy L. Domini
                                    President of Domini Social Index Portfolio

       This Post-Effective Amendment to the Registration Statement on Form N-1A of Domini Institutional Trust has been signed below by the following persons in the capacities indicated below on November 22, 1999.

       Signature                                      Title
Amy L. Domini                       President (Principal Executive Officer) and
--------------------------          Trustee of Domini Social Index Portfolio
Amy L. Domini

Carole M. Laible                    Treasurer (Principal Accounting and
--------------------------          Financial Officer) of Domini Social Index
Carole M. Laible                    Portfolio

Julia Elizabeth Harris*             Trustee of Domini Social Index Portfolio
--------------------------
Julia Elizabeth Harris

Kirsten S. Moy*                     Trustee of Domini Social Index Portfolio
--------------------------
Kirsten S. Moy

William C. Osborn*                  Trustee of Domini Social Index Portfolio
--------------------------
William C. Osborn

Karen Paul*                         Trustee of Domini Social Index Portfolio
--------------------------
Karen Paul

Gregory A. Ratliff*                 Trustee of Domini Social Index Portfolio
--------------------------
Gregory A. Ratliff

Timothy H. Smith*                   Trustee of Domini Social Index Portfolio
--------------------------
Timothy H. Smith

Frederick C. Williamson, Sr.*       Trustee of Domini Social Index Portfolio
--------------------------
Frederick C. Williamson, Sr.

*By:
Amy L. Domini
-------------------------------
Amy L. Domini
Executed by Amy L. Domini on behalf of
those indicated pursuant to Powers of
Attorney.

                               INDEX TO EXHIBITS


     EXHIBIT NO.        DESCRIPTION OF EXHIBIT

          q             Powers of Attorney.